Subsequent Event:	9 Months Ended
Sep. 30, 2012
Subsequent Event:

Note 14.       Subsequent Event:

The Offer period related to the convertible note Restructuring expired on November 23, 2012, thereafter the redemption of the existing notes pursuant to the Restructuring was finalized and the remaining cash, shares and modified notes were issued on or around November 27, 2012. Holders of an aggregate of $84,405,000 of notes elected to participate in the Restructuring and $1,042,000 of notes declined to participate (See Note 12. Convertible Notes).

Pursuant to the terms of the Restructuring, the Company was obligated to pay remaining cash of $1,448,000 (a total of $16,887,500 due pursuant to the Restructuring less $15,439,500 previously paid in July 2012), issue $42,202,500 of equity (12,412,501 shares), exchange existing convertible notes for Modified Notes totaling $25,315,000 and issue CVR’s totaling 5.468%.

Convertible notes outstanding subsequent to the Restructuring transaction totaled $26,357,000, which is comprised of $25,315,000 of Modified Notes and $1,042,000 of old notes held by Other Note Holders who declined to participate in the Restructuring. Management expects to redeem such remaining notes held by Other Note Holders for cash in the near future. The Restructuring is summarized in the table below:

			20%	50%		30%
			Cash	$3.40/share Shares #	Equity $	Modified Notes	CVR %

Large Note Holders	98.74%	$84,367,000	$16,875,500	12,406,913	$42,183,500	$25,308,000	5.465%
Other Note Holders	0.04%	38,000	12,000	5,588	19,000	7,000.003%
Total electing Restructuring	98.78%	84,405,000	$16,887,500	12,412,501	$42,202,500	$25,315,000	5.468%
Non-electing Note Holders	1.22%	1,042,000
Total notes subject to Restructuring	100.0%	$85,447,000

Cash paid in July 2012 pursuant to the Restructuring		(15,439,500)	(15,439,500)
Notes outstanding September 30, 2012		$70,007,500
Less: Non-electing Note holders		(1,042,000)
Total Notes participating in Restructuring		$68,965,500	$1,448,000	12,412,501	$42,202,500	$25,315,000
Restructuring transaction - November 27, 2012:
Remaining cash paid- Electing Note Holders		(1,448,000)
Equity issued		(42,202,500)
Modified Notes post closing		$25,315,000
Non-electing Other Note Holders		1,042,000
Notes remaining outstanding		$26,357,000